Income Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Current
Federal	$ 233,530	$ 665,744
State	162,723	411,948
Deferred
Federal	(69,606)	(238,881)
State	(29,831)	(102,378)
Change in valuation allowance	99,437	341,259
Income tax provision	$ 396,253	$ 1,077,692